Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013 Person	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Aug. 07, 2014
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Shares held	81.20%
Company purchased equity interest			$ 300,000		$ 700,000
Third part holding			5.00%
Put option exercise period			12 months
Number of developers holding equity interest			2
Average annual rate of interest	0.48%		0.79%
Face amount sold	38,900,000		19,000,000		33,700,000
Restrictions of classifying security purchases as held to maturity	2 years
Intangible assets amortization period, minimum	7 years
Intangible assets amortization period, maximum	12 years
IMPAIRMENT OF INTANGIBLE ASSETS					30,142,000
Impairment on goodwill	0	0	0	0		0
Revenue recognition period	1 year
Percentage of uncertain tax positions realized upon ultimate resolution	50
Gain (loss) on fair value of other derivatives not designated as hedging instruments	2,115,000		2,100,000		(957,000)
SPTS Technologies Group Limited [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Business acquisition, cash paid							$ 375,100,000
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company holds of an investee's voting instruments	20.00%
Post-sale service and maintenance period	6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company holds of an investee's voting instruments	50.00%
Post-sale service and maintenance period	12 months